Expense Example - FidelityInternationalSmallCapFund-RetailPRO - FidelityInternationalSmallCapFund-RetailPRO - Fidelity International Small Cap Fund - Fidelity International Small Cap Fund	Dec. 30, 2023 USD ($)
Expense Example:
1 year	$ 118
3 years	368
5 years	638
10 years	$ 1,409